Buffalo High Yield Fund
Schedule of Investments
June 30, 2023 (Unaudited)

Shares or Face Amount			$ Fair Value*
		PREFERRED STOCKS - 2.81%
		Energy - 1.83%
		Oil, Gas & Consumable Fuels - 1.83%
		Energy Transfer LP
49,996		9.860% (3 Month LIBOR + 4.530%), 08/02/2023 (d)	1,277,398
		NuStar Energy LP
165,000		12.418% (3 Month LIBOR USD + 6.880%), 7/31/2023 (d)(f)	4,161,300
20,000		12.304% (3 Month LIBOR USD + 6.766%), 7/31/2023 (d)	510,200
		Total Energy (Cost $5,198,088)	5,948,898

		Financials - 0.98%
		Diversified Financial Services - 0.98%
		Compass Diversified Holdings
25,000		7.250%, 07/31/2023 (d)	628,750
100,000		7.875%, 01/30/2025 (d)	2,573,000
		Total Financials (Cost $2,609,923)	3,201,750

		TOTAL PREFERRED STOCKS (Cost $7,808,011)	9,150,648

		CONVERTIBLE BONDS - 4.72%
		Consumer Discretionary - 0.83%
		Diversified Consumer Services - 0.59%
		Stride, Inc.
2,000,000		1.125%, 09/01/2027	1,922,463
		Internet & Direct Marketing Retail - 0.24%
		Etsy, Inc.
1,000,000		0.250%, 06/15/2028	777,500
		Total Consumer Discretionary (Cost $2,944,156)	2,699,963

		Health Care - 0.69%
		Biotechnology - 0.69%
		Mirum Pharmaceuticals, Inc.
2,000,000		4.000%, 05/01/2029 (b)	2,253,000
		Total Health Care (Cost $2,047,361)	2,253,000

		Industrials - 2.57%
		Airlines - 1.24%
		Southwest Airlines Co.
3,500,000		1.250%, 05/01/2025	4,025,875
		Building Products - 0.37%
		Patrick Industries, Inc.
1,250,000		1.750%, 12/01/2028	1,220,000
		Electrical Equipment - 0.35%
		Array Technologies, Inc.
1,000,000		1.000%, 12/01/2028	1,146,500
		Machinery - 0.61%
		The Greenbrier Companies, Inc.
1,000,000		2.875%, 02/01/2024	982,500
1,000,000		2.875%, 04/15/2028	989,500
			1,972,000
		Total Industrials (Cost $7,857,090)	8,364,375

		Information Technology - 0.63%
		Software - 0.63%
		Cerence, Inc.
1,111,000		3.000%, 06/01/2025	1,194,751
		Mitek Systems, Inc.
1,000,000		0.750%, 02/01/2026	877,384
		Total Information Technology (Cost $2,117,116)	2,072,135

		TOTAL CONVERTIBLE BONDS (Cost $14,965,723)	15,389,473

		CORPORATE BONDS - 66.92%
		Communication Services - 6.74%
		Advertising - 0.51%
		Outfront Media Capital LLC / Outfront Media Capital Corp.
1,000,000		4.250%, 01/15/2029 (b)	841,420
1,000,000		4.625%, 03/15/2030 (b)	834,260
			1,675,680
		Entertainment - 0.52%
		Live Nation Entertainment, Inc.
1,000,000		4.875%, 11/01/2024 (b)	985,702
500,000		5.625%, 03/15/2026 (b)	489,082
250,000		4.750%, 10/15/2027 (b)	233,509
			1,708,293
		Interactive Media & Services - 2.94%
		Cars.com, Inc.
4,000,000		6.375%, 11/01/2028 (b)	3,689,079
		Getty Images, Inc.
3,000,000		9.750%, 03/01/2027 (b)	2,966,117
		Match Group, Inc.
1,000,000		5.000%, 12/15/2027 (b)	928,410
		TripAdvisor, Inc.
2,000,000		7.000%, 07/15/2025 (b)	2,001,796
			9,585,402
		Media - 2.28%
		Entercom Media Corp.
2,200,000		6.750%, 03/31/2029 (b)	61,006
		Gray Escrow II, Inc.
1,000,000		5.375%, 11/15/2031 (b)	664,127
		Gray Television, Inc.
2,060,000		5.875%, 07/15/2026 (b)	1,840,668
500,000		4.750%, 10/15/2030 (b)	339,608
		iHeartCommunications, Inc.
1,500,000		8.375%, 05/01/2027	1,001,633
100,000		5.250%, 08/15/2027 (b)	76,597
		Nexstar Media, Inc.
500,000		4.750%, 11/01/2028 (b)	434,417
		Scripps Escrow II, Inc.
500,000		3.875%, 01/15/2029 (b)	404,210
2,000,000		5.375%, 01/15/2031 (b)	1,410,867
		Townsquare Media, Inc.
1,250,000		6.875%, 02/01/2026 (b)	1,196,509
			7,429,642
		Telecommunications - 0.49%
		Consolidated Communications, Inc.
2,000,000		6.500%, 10/01/2028 (b)	1,580,000
		Total Communication Services (Cost $27,045,033)	21,979,017

		Consumer Cyclical - 3.27%
		Distribution/Wholesale - 0.08%
		Ritchie Bros Holdings, Inc.
250,000		7.750%, 03/15/2031 (b)	259,668
		Entertainment - 1.03%
		Cinemark USA, Inc.
2,000,000		5.875%, 03/15/2026 (b)	1,899,440
		Lions Gate Capital Holdings LLC
2,000,000		5.500%, 04/15/2029 (b)	1,450,700
			3,350,140
		Hotels, Restaurants & Leisure - 0.47%
		Dave & Buster’s, Inc.
1,500,000		7.625%, 11/01/2025 (b)	1,524,367
		Leisure Products - 1.69%
		Vista Outdoor, Inc.
6,800,000		4.500%, 03/15/2029 (b)	5,514,500
		Total Consumer Cyclical (Cost $11,048,578)	10,648,675

		Consumer Discretionary - 2.95%
		Hotels, Restaurants & Leisure - 1.99%
		Golden Entertainment, Inc.
1,000,000		7.625%, 04/15/2026 (b)	1,005,440
		Nathan’s Famous, Inc.
800,000		6.625%, 11/01/2025 (b)	798,692
		Royal Caribbean Cruises Ltd.
3,000,000		11.625%, 08/15/2027 (a)(b)	3,265,482
		Six Flags Entertainment Corp.
1,500,000		5.500%, 04/15/2027 (b)	1,413,881
			6,483,495
		Textiles, Apparel & Luxury Goods - 0.96%
		PVH Corp.
3,120,000		7.750%, 11/15/2023	3,128,397
		Total Consumer Discretionary (Cost $9,297,074)	9,611,892

		Consumer Non-Cyclical - 1.94%
		Commercial Services & Supplies - 0.99%
		Arrow Bidco LLC
1,876,000		9.500%, 03/15/2024 (b)	1,881,440
		Sabre GLBL, Inc.
1,500,000		7.375%, 09/01/2025 (b)	1,333,208
			3,214,648
		Food Products - 0.53%
		Primo Water Holdings, Inc.
2,000,000		4.375%, 04/30/2029 (b)	1,715,870
		Health Care Products - 0.36%
		Garden Spinco Corp.
1,100,000		8.625%, 07/20/2030 (b)	1,185,735
		Health Care Services - 0.06%
		Fortrea Holdings, Inc.
200,000		7.500%, 07/01/2030 (b)	204,962
		Total Consumer Non-Cyclical (Cost $6,690,922)	6,321,215

		Consumer Staples - 3.14%
		Food Products - 2.21%
		Performance Food Group, Inc.
3,000,000		5.500%, 10/15/2027 (b)	2,894,989
1,000,000		4.250%, 08/01/2029 (b)	891,471
		TreeHouse Foods, Inc.
4,000,000		4.000%, 09/01/2028	3,424,021
			7,210,481
		Personal Products - 0.93%
		BellRing Brands, Inc.
3,000,000		7.000%, 03/15/2030 (b)	3,022,110
		Total Consumer Staples (Cost $10,958,289)	10,232,591

		Energy - 22.86%
		Energy Equipment & Services - 1.32%
		Bristow Group, Inc.
2,250,000		6.875%, 03/01/2028 (b)	2,139,708
		Enerflex Ltd.
1,000,000		9.000%, 10/15/2027 (a)(b)	973,935
		Enviva Partners LP / Enviva Partners Finance Corp.
1,500,000		6.500%, 01/15/2026 (b)	1,183,140
			4,296,783
		Metals & Mining - 1.30%
		Alliance Resource Operating Partners LP / Alliance Resource Finance Corp.
3,250,000		7.500%, 05/01/2025 (b)	3,252,226
		Warrior Met Coal, Inc.
1,000,000		7.875%, 12/01/2028 (b)	1,005,407
			4,257,633
		Oil, Gas & Consumable Fuels - 20.24%
		AmeriGas Partners LP / AmeriGas Finance Corp.
1,000,000		9.375%, 06/01/2028 (b)	1,016,560
		Antero Midstream Partners LP / Antero Midstream Finance Corp.
1,500,000		7.875%, 05/15/2026 (b)	1,521,594
		Athabasca Oil Corp.
2,550,000		9.750%, 11/01/2026 (a)(b)	2,687,725
		Baytex Energy Corp.
2,500,000		8.500%, 04/30/2030 (a)(b)	2,443,951
		California Resources Corp.
4,000,000		7.125%, 02/01/2026 (b)	4,023,600
		Calumet Specialty Products Partners LP / Calumet Finance Corp.
2,500,000		9.750%, 07/15/2028 (b)	2,461,625
		CNX Resources Corp.
4,000,000		7.250%, 03/14/2027 (b)	3,962,070
100,000		6.000%, 01/15/2029 (b)	92,794
500,000		7.375%, 01/15/2031 (b)	487,039
		CONSOL Energy, Inc.
1,162,000		11.000%, 11/15/2025 (b)	1,180,737
		Crescent Energy Finance LLC
1,500,000		9.250%, 02/15/2028 (b)	1,456,883
		Delek Logistics Partners LP / Delek Logistics Finance Corp.
3,000,000		6.750%, 05/15/2025	2,947,050
1,000,000		7.125%, 06/01/2028	927,493
		Energy Transfer LP
7,350,000		7.125% (5 Year CMT Rate + 5.306%), 11/15/2165	6,250,599
		Genesis Energy LP / Genesis Energy Finance Corp.
5,000,000		8.875%, 04/15/2030	4,889,650
		Martin Midstream Partners LP / Martin Midstream Finance Corp.
3,000,000		11.500%, 02/15/2028 (b)	2,897,130
		Matador Resources Co.
5,500,000		5.875%, 09/15/2026	5,335,152
		Northern Oil and Gas, Inc.
9,100,000		8.125%, 03/01/2028 (b)	8,927,146
		Talos Production, Inc.
6,000,000		12.000%, 01/15/2026	6,284,460
		Transocean, Inc.
500,000		8.750%, 02/15/2030 (a)(b)	508,048
		Viper Energy Partners LP
1,750,000		5.375%, 11/01/2027 (b)	1,681,265
		W&T Offshore, Inc.
4,000,000		11.750%, 02/01/2026 (b)	3,992,897
			65,975,468
		Total Energy (Cost $76,602,746)	74,529,884

		Financials - 8.64%
		Consumer Finance - 1.02%
		PRA Group, Inc.
1,100,000		7.375%, 09/01/2025 (b)	1,046,666
2,500,000		8.375%, 02/01/2028 (b)	2,270,313
			3,316,979
		Diversified Financial Services - 3.23%
		Burford Capital Global Finance LLC
500,000		6.250%, 04/15/2028 (b)	460,547
4,500,000		6.875%, 04/15/2030 (b)	4,106,548
6,000,000		9.250%, 07/01/2031 (b)	5,970,600
			10,537,695
		Insurance - 0.94%
		Jones Deslauriers Insurance Management, Inc.
3,000,000		8.500%, 03/15/2030 (a)(b)	3,064,065
		Real Estate - 0.34%
		Realogy Group LLC / Realogy Co-Issuer Corp.
1,500,000		5.750%, 01/15/2029 (b)	1,123,354
		REITs - 3.11%
		IIP Operating Partnership LP
2,000,000		5.500%, 05/25/2026	1,684,506
		Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC
8,500,000		10.500%, 02/15/2028 (b)	8,439,653
			10,124,159
		Total Financials (Cost $29,059,999)	28,166,252

		Health Care - 1.60%
		Pharmaceuticals - 1.60%
		Horizon Therapeutics USA, Inc.
1,000,000		5.500%, 08/01/2027 (b)	1,005,452
		Teva Pharmaceutical Finance Netherlands III BV
250,000		7.875%, 09/15/2029 (a)	257,963
		Teva Pharmaceutical Industries Ltd.
4,000,000		6.750%, 03/01/2028 (a)	3,944,283
		Total Health Care (Cost $5,083,708)	5,207,698

		Industrials - 11.47%
		Aerospace & Defense - 1.14%
		TransDigm, Inc.
500,000		6.250%, 03/15/2026	497,976
500,000		6.375%, 06/15/2026	494,097
1,000,000		5.500%, 11/15/2027	944,361
1,000,000		4.625%, 01/15/2029	890,728
1,000,000		4.875%, 05/01/2029	894,413
			3,721,575
		Building Products - 2.59%
		Advanced Drainage Systems, Inc.
1,250,000		6.375%, 06/15/2030 (b)	1,238,025
		Builders FirstSource, Inc.
4,000,000		5.000%, 03/01/2030 (b)	3,743,622
1,000,000		4.250%, 02/01/2032 (b)	871,240
		Patrick Industries, Inc.
3,000,000		4.750%, 05/01/2029 (b)	2,580,195
			8,433,082
		Commercial Services & Supplies - 3.72%
		Cimpress PLC
1,000,000		7.000%, 06/15/2026 (a)	908,420
		CoreCivic, Inc.
6,000,000		8.250%, 04/15/2026	6,060,000
		Deluxe Corp.
2,500,000		8.000%, 06/01/2029 (b)	1,959,950
		GEO Group Inc./The
3,500,000		6.000%, 04/15/2026	3,197,057
			12,125,427
		Construction & Engineering - 1.40%
		MasTec, Inc.
3,000,000		6.625%, 08/15/2029 (b)	2,715,811
		VM Consolidated, Inc.
2,000,000		5.500%, 04/15/2029	1,846,763
			4,562,574
		Trading Companies & Distributors - 2.35%
		Alta Equipment Group, Inc.
3,500,000		5.625%, 04/15/2026 (b)	3,255,866
		BlueLinx Holdings, Inc.
3,000,000		6.000%, 11/15/2029 (b)	2,628,375
		Fly Leasing Ltd.
2,000,000		7.000%, 10/15/2024 (a)(b)	1,798,080
			7,682,321
		Transportation - 0.27%
		Cargo Aircraft Management, Inc.
1,000,000		4.750%, 02/01/2028 (b)	876,970
		Total Industrials (Cost $39,944,402)	37,401,949

		Information Technology - 1.95%
		Software - 1.95%
		Consensus Cloud Solutions, Inc.
7,000,000		6.000%, 10/15/2026 (b)	6,366,732
		Total Information Technology (Cost $6,722,823)	6,366,732

		Materials - 1.42%
		Chemicals - 0.56%
		Chemours Co./The
2,000,000		5.750%, 11/15/2028 (b)	1,839,731
		Construction Materials - 0.16%
		Knife River Corp.
500,000		7.750%, 05/01/2031 (b)	506,905
		Metals & Mining - 0.70%
		Taseko Mines Ltd.
2,500,000		7.000%, 02/15/2026 (a)(b)	2,281,919
		Total Materials (Cost $5,011,996)	4,628,555

		Utilities - 0.94%
		Independent Power and Renewable Electricity Producers - 0.94%
		Vistra Corp.
3,500,000		7.000% (5 Year CMT Rate + 5.740%), 06/15/2027	3,057,688
		Total Utilities (Cost $3,495,877)	3,057,688

		TOTAL CORPORATE BONDS (Cost $230,961,447)	218,152,148

		BANK LOANS - 20.65%
		Aerospace & Defense - 0.58%
		TransDigm, Inc.
1,887,087		Senior Secured First Lien Term Loan (1 Month SOFR USD + 3.250%)	1,889,936

		Auto Parts & Equipment - 1.50%
		First Brands Group LLC
3,980,000		Senior Secured First Lien Term Loan (1 Month SOFR USD + 5.000%) (g)	3,900,400
1,000,000		Senior Secured First Lien Term Loan (6 Month SOFR USD + 5.000%)	981,565
			4,881,965
		Commercial Services & Supplies - 2.70%
		Emerald X, Inc.
3,000,000		Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.750%)	2,935,500
		GEO Group Inc./The
887,956		Senior Secured First Lien Term Loan (1 Month SOFR USD + 6.125%) (g)	884,253
4,908,518		Senior Secured First Lien Term Loan (1 Month SOFR USD + 7.125%)	4,992,380
			5,876,633
		Construction & Engineering - 0.31%
		VM Consolidated, Inc.
1,000,000		Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.250%)	1,001,750

		Electrical Equipment - 0.58%
		Array Technologies, Inc.
1,922,234		Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.250%) (c)(g)	1,909,018

		Health Care Services - 0.46%
		Fortrea Holdings, Inc.
1,500,000		Senior Secured First Lien Term Loan (1 Month SOFR USD + 3.750%)	1,502,250

		Hotels, Restaurants & Leisure - 2.76%
		Dave & Buster’s, Inc.
4,984,962		Senior Secured First Lien Term Loan (1 Month SOFR USD + 5.000%)	4,994,334
		Playa Resorts Holding BV
4,000,000		Senior Secured First Lien Term Loan (1 Month SOFR USD + 4.250%)	3,994,780
			8,989,114
		Insurance - 1.14%
		HUB International Ltd.
3,700,000		Senior Secured First Lien Term Loan (1 Month SOFR USD + 4.250%)	3,712,599

		Interactive Media & Services - 0.59%
		Abe Investment Holdings, Inc.
1,926,680		Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.500%)	1,929,089

		Internet & Direct Marketing Retail - 1.44%
		Magnite, Inc.
4,718,426		Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.000%) (g)	4,710,169

		Leisure Products - 0.61%
		Topgolf Callaway Brands
1,997,500		Senior Secured First Lien Term Loan (1 Month SOFR USD + 3.500%)	1,997,909

		Machinery - 0.89%
		Chart Industries, Inc.
2,893,750		Senior Secured First Lien Term Loan (1 Month SOFR USD + 3.750%) (g)	2,894,951

		Media - 3.22%
		Directv Financing LLC
8,053,635		Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.000%)	7,891,435
		Entercom Media Corp.
518,692		Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%) (c)	289,171
		The E.W. Scripps Co.
942,500		Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.000%)	940,634
957,688		Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.563%)	942,125
173,438		Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.000%)	168,858
		Nexstar Media, Inc.
254,698		Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%)	254,743
			10,486,966
		Pharmaceuticals - 2.70%
		Jazz Financing Lux Sarl
4,200,143		Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.500%)	4,199,009
		PetIQ Holdings LLC
4,912,500		Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.250%) (g)	4,593,188
			8,792,197
		Software - 0.37%
		SS&C Technologies Holdings, Inc.
163,102		Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.750%)	163,182
145,670		Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.750%)	145,742
911,306		Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.750%) (c)	911,456
			1,220,380
		Telecommunications - 0.80%
		Consolidated Communications, Inc.
2,928,009		Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.500%)	2,595,475
		TOTAL BANK LOANS (Cost $67,874,095)	67,325,901

		SHORT TERM INVESTMENTS - 8.14%
		Investment Company - 8.14%
26,534,045		Fidelity Investments Money Market Funds - Government Portfolio - Class I - 4.980% (e)	26,534,045
		Total Investment Company	26,534,045

		TOTAL SHORT TERM INVESTMENTS (Cost $26,534,045)	26,534,045

		Total Investments (Cost $348,143,321) - 103.24%	336,552,215
		Liabilities in Excess of Other Assets - (3.24)%	(10,570,125)
		TOTAL NET ASSETS - 100.00%	$325,982,090

	(a)	Foreign Issued Securities. The total value of these securities amounted to $22,133,871 (6.79% if net assets) at June 30, 2023.
	(b)	144A securities. The total value of these securities amounted to $161,538,438 (49.55% of net assets) at June 30, 2023.
	(c)	Illiquid Security. The total value of these securities amounted to $3,109,645 (0.95% of net assets) at June 30, 2023.
	(d)	Callable at any dividend payment date on or after date disclosed.
	(e)	The rate quoted is the annualized seven-day effective yield as of June 30, 2023.
	(f)	Fixed to floating rate. Effective date of change and formula disclosed. Rate disclosed as of June 30, 2023.
	(g)	Level 3 security. See the accompanying Notes to the Financial Statements for information regarding Level 3 securities.
	*	See the accompanying Notes regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

INVESTMENT VALUATION (UNAUDITED)

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of June 30, 2023, the Fund did not hold fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instInvesting in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2023. These assets are measured on a recurring basis.

Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Preferred Stocks	$9,150,648	$-	$-	$9,150,648
Convertible Bonds	-	15,389,473	-	15,389,473
Corporate Bonds	-	218,152,148	-	218,152,148
Bank Loans	-	48,433,922	18,891,979	67,325,901
Short Term Investments	26,534,045	-	-	26,534,045
Total*	$35,684,693	$281,975,543	$18,891,979	$336,552,215

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

The following is a reconciliation of the Buffalo High Yield Income Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2023:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)		Investments in Securities Period Ended June 30, 2023
Fair Value as of 03/31/2023		$18,888,191
Total unrealized gain included in earnings		329,391
Total unrealized losses included in earnings		(25,530)
Realized gain included in earnings		10,120
Realized losses included in earnings		(40)
Purchases		397,253
Sales		(717,040)
Amortization/Accretion		9,634
Fair Value as of 06/30/2023		$18,891,979

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended June 30, 2023.

FOREIGN CURRENCY TRANSLATION
Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both ﬁnancial reporting and tax purposes.

PURCHASED AND WRITTEN OPTIONS CONTRACTS
The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold written or purchased call options of June 30, 2023. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any purchased or written put options as of June 30, 2023.  The premium that a Fund pays when purchasing an option or receives when writing an option will reﬂect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a speciﬁed amount of a security at a ﬁxed price (the exercise price) during a speciﬁed period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Speciﬁcally, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Fund’ fair valuation guidelines.  The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.